SCHEDULE OF FAIR VALUE OF FINANCIAL LIABILITIES (Details)	10 Months Ended
Dec. 31, 2024 USD ($)
Fair Value Disclosures [Abstract]
Initial Financial Liabilities - SPAC loans	$ 1,786,236
Change in fair value	11,974,535
Financial Liabilities - SPAC loans	$ 13,760,771